CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 4,834	$ 3,308
Restricted cash	5,221	4,362
Accounts receivable, net	2,280	1,983
Prepaid and other current assets	178	6,171
Total current assets	12,513	15,824
Non-current assets:
Property and equipment, net	6	276
Intangible assets, net	522	537
Other non-current assets, net	2,629	1,970
Operating lease right-of-use asset	4,896	6,909
Total non-current assets	8,053	9,692
Total assets	20,566	25,516
Current liabilities:
Short-term borrowings	3,939	3,029
Accounts payable	1,386	2,393
Accrued and other liabilities	1,468	3,737
Income taxes payable, current	510	528
Operating lease liability, current	2,486	2,218
Total current liabilities	9,789	11,905
Non-current liabilities:
Operating lease liability, non-current	4,349	5,744
Total non-current liabilities	4,349	5,744
Total liabilities	14,138	17,649
Commitments and contingencies
EQUITY
Preferred shares ($0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2022 and 2023)
Additional paid-in capital	517,031	515,182
Accumulated deficit	(510,634)	(507,459)
Accumulated other comprehensive income	(128)
Total equity	6,428	7,867
Total liabilities and equity	20,566	25,516
Class A Ordinary Shares
EQUITY
Ordinary shares	146	131
Class C Ordinary Shares
EQUITY
Ordinary shares	$ 13	$ 13